NOTES PAYABLE (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Principal							$ 1,500,000
Accretion expense	$ 316,642	$ 216,302	$ 2,421,060	$ 290,375	$ 1,937,308	$ 0
Loan Balance	0		0		$ 51,479	$ 330,600
Convertible promissory note [Member]
Principal	3,150,000		3,150,000
Accretion expense	316,642
Interest	72,217
Loan Balance	$ 3,538,859		$ 3,538,859